UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-2481

					Capital Cash Management Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	6/30/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

 		CAPITAL CASH MANAGEMENT TRUST
		Annual Report June 30, 2003

[Logo of the Aquila Group of Funds: an eagle's head]

  AQUILA(SM)
GROUP OF FUNDS

                                SERVING INVESTORS
                                   SINCE 1976

                                  CAPITAL CASH
                                MANAGEMENT TRUST

               380 MADISON AVENUE, SUITE 2300 * NEW YORK, NY 10017
                           800-437-1020 * 212-697-6666

[Logo of Capital Cash Management Trust: a triangle with a wave pattern in the left half and a grain of wheat in the right half. Beneath this triangle are the words STABILITY * LIQUIDITY * YIELD]

                                  ANNUAL REPORT

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila(SM) Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquila(SM) Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquila(SM) Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Capital Cash Management Trust:

     We have audited the accompanying statement of assets and liabilities, including the statement of investments of the Capital Cash Management Trust ("the Fund," one of the portfolios constituting the Capital Cash Management Trust), as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Cash Management Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                                        KPMG LLP

New York, New York
August 8, 2003

                          CAPITAL CASH MANAGEMENT TRUST
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2003

  FACE
 AMOUNT         COMMERCIAL PAPER - 4.0%                                              VALUE
--------        ------------------------------------------------------------       ----------
                FINANCE - 4.0%
                --------------
$ 70,000        American Express Credit, 1.22%, 07/14/03 ...................       $   69,969

                U.S. GOVERNMENT AGENCY DISCOUNT NOTES- 92.9%
                ------------------------------------------------------------
                Federal Farm Credit Bank
 125,000           1.18%, 07/11/03 .........................................          124,959
                Federal Home Loan Banks
 126,000           0.89%, 07/01/03 .........................................          126,000
 100,000           1.18%, 07/02/03 .........................................           99,997
                Federal Home Loan Mortgage Corp.
 100,000           1.13%, 07/08/03 .........................................           99,978
 150,000           1.16%, 07/15/03 .........................................          149,932
 100,000           1.00%, 07/17/03 .........................................           99,955
  80,000           1.16%, 07/17/03 .........................................           79,959
 100,000           0.96%, 08/11/03 .........................................           99,891
                Federal National Mortgage Association
 100,000           0.70%, 07/01/03 .........................................          100,000
 259,000           0.92%, 07/09/03 .........................................          258,947
 100,000           0.90%, 07/25/03 .........................................           99,940
 100,000           0.96%, 07/28/03 .........................................           99,928
 100,000           1.00%, 07/28/03 .........................................           99,925
 100,000           1.00%, 07/31/03 .........................................           99,917
                                                                                   ----------
                      Total U.S. Government Agency Discount Notes ..........        1,639,328
                                                                                   ----------

                   Total Investments (cost $1,709,297*) ...........    96.9%        1,709,297
                   Other assets less liabilities ..................     3.1            54,569
                                                                      ------       ----------
                   Net Assets .....................................   100.0%       $1,763,866
                                                                      ======       ==========

      (*)   Cost for Federal tax purposes is identical.

                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003

ASSETS:
   Investments at value (cost $1,709,297) ............................     $ 1,709,297
   Receivable for Trust shares sold ..................................         227,285
   Due from Administrator for reimbursement of expenses (note 3) .....           6,286
   Other assets ......................................................           1,833
                                                                           -----------
   Total Assets ......................................................       1,944,701
                                                                           -----------
LIABILITIES:
   Cash overdraft ....................................................         137,559
   Payable for Trust shares redeemed .................................          22,706
   Dividends payable .................................................             716
   Accrued expenses ..................................................          19,854
                                                                           -----------
   Total Liabilities .................................................         180,835
                                                                           -----------
   NET ASSETS ........................................................     $ 1,763,866
                                                                           ===========

NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share .......................................     $    17,639
   Additional paid-in capital ........................................       1,746,961
   Accumulated net investment loss ...................................            (719)
   Accumulated net realized loss on investments ......................             (15)
                                                                           -----------
                                                                           $ 1,763,866
                                                                           ===========

SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets .....................................................     $ 1,763,866
                                                                           ===========

      Shares outstanding .............................................       1,763,870
                                                                           ===========

      Net asset value per share ......................................     $      1.00
                                                                           ===========

                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2003

INVESTMENT INCOME:

   Interest income ...............................................     $ 26,525
                                                                       --------

EXPENSES:
   Investment Adviser fees (note 3) ..............................        3,721
   Administrator fees (note 3) ...................................        2,791
   Legal fees ....................................................       25,825
   Trustees' fees and expenses ...................................       14,101
   Registration fees and dues ....................................       12,102
   Auditing fees .................................................       10,167
   Shareholders' reports .........................................        7,212
   Custodian fees ................................................        4,596
   Transfer and shareholder servicing agent fees .................        4,067
   Professional services .........................................        1,692
   Insurance .....................................................          699
   Miscellaneous .................................................        4,047
                                                                       --------
   Total expenses ................................................       91,020

   Investment Advisory fees waived (note 3) ......................       (3,721)
   Administration fees waived (note 3) ...........................       (2,791)
   Reimbursement of expenses by Administrator (note 3) ...........      (77,242)
   Expenses paid indirectly (note 5) .............................         (635)
                                                                       --------
   Net expenses ..................................................        6,631
                                                                       --------

Net investment income ............................................       19,894
                                                                       --------

Net increase in net assets resulting from operations .............     $ 19,894
                                                                       ========

                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Year Ended           Year Ended
                                                                 June 30, 2003        June 30, 2002
                                                                 -------------        -------------
INCREASE (DECREASE) IN NET ASSETS
     OPERATIONS:
     Net investment income ..............................         $    19,894          $    38,864
     Net realized loss from securities transactions .....                   -                  (15)
                                                                  -----------          -----------
     Change in net assets resulting from operations .....              19,894               38,849
                                                                  -----------          -----------

  DIVIDENDS TO SHAREHOLDERS
     FROM NET INVESTMENT INCOME:
     Original Shares ....................................             (19,894)             (38,864)
                                                                  -----------          -----------

  CAPITAL SHARE TRANSACTIONS
     (at $1.00 per share):
     Proceeds from shares sold:
        Original Shares .................................           4,112,943            2,397,748
     Reinvested dividends and distributions:
        Original Shares .................................              21,466               36,664
     Cost of shares redeemed:
        Original Shares .................................          (3,925,694)          (2,955,591)
                                                                  -----------          -----------
     Change in net assets from capital share
        transactions ....................................             208,715             (521,179)
                                                                  -----------          -----------
  Total change in net assets ............................             208,715             (521,194)

NET ASSETS:
     Beginning of period ................................           1,555,151            2,076,345
                                                                  -----------          -----------
     End of period ......................................         $ 1,763,866          $ 1,555,151
                                                                  ===========          ===========

                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following two investment portfolios: Capital Cash Management Trust (the "Fund", a diversified portfolio which commenced operations on July 8, 1974), and Capital Cash U.S. Government Securities Trust (a diversified portfolio which commenced operations on March 16, 2000). The financial statements included herein are solely those of the Fund. The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares:the Original Shares Class and the Service Shares Class. As of the report date there were no Service Shares outstanding. The Original Shares Class of the Cash Fund includes all currently outstanding shares that were issued prior to November 1, 1999, the date on which the Capital structure was changed to include two classes rather than one. The two classes are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: The Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class.

d) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is the Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the loan (repurchase agreements being defined as "loans" in the 1940
     Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     STCM Management Company, Inc. (the "Adviser") is the Investment Adviser to the Trust. In this role, under the Advisory Agreement, the Adviser supervises the Fund's investments and provides various services for which it receives a fee from the Fund which is payable monthly and computed at the annual rate of 0.20% of the Fund's average daily net assets. The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Trust other than those relating to the investment portfolio. The Administrator receives a fee from the Fund for such services which is payable monthly and computed at the annual rate of 0.15% of the Fund's average daily net assets. Details regarding the services provided by the Adviser and the Administrator are provided in the Trust's Prospectus and Statement of Additional Information.

     With respect to the Fund, the Adviser and the Administrator each has agreed that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of its average annual net assets plus 1% of its average annual net assets in excess of $30 million, or
(ii) 25% of its total annual investment income. No such reduction in fees was required during the year ended June 30, 2003, inasmuch as the Adviser and the Administrator voluntarily waived their entire fees in the amount of $3,721 and $2,791, respectively. In addition, in order to comply with this expense limitation, the Administrator reimbursed expenses in the amount of $77,242. Of this amount, $70,956 was paid prior to June 30, 2003 and the balance was paid in early July 2003. Also, the Administrator has undertaken to waive fees or reimburse the Fund to the extent that annual expenses exceed 0.60 of 1% of average net assets in any fiscal year. No additional reimbursement was required under this limitation.

b)   DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Fund's Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. No such expenses were incurred for the year ended June 30, 2003. Specific details about each Plan, including parts that authorize certain payments not by the Fund, are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

     Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.   (the
"Distributor") serves as the exclusive distributor of the Fund's shares. No compensation or fees are paid to the Distributor for such share distribution.

c)   OTHER RELATED PARTY TRANSACTIONS:

     For the year ended June 30, 2003, the Fund incurred $24,818 of legal fees paid to Hollyer Brady Smith & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Due to differences between financial statement reporting and Federal income tax reporting requirements, $719 has been charged to accumulated net investment loss and $719 credited to additional paid-in capital, reflecting a permanent adjustment to undistributed net investment income computed on a tax basis as of June 30, 2003.

     At June 30, 2003, the Fund had a capital loss carryover of $20 of which $5 expires in the year ended June 30, 2005 and $15 of which expires in the year ended June 30, 2011. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

     The tax character of distributions during the fiscal years ended June 30, 2003 and 2002 is as follows:

     Distributions from

                                       Year Ended June 30,
                                      2003             2002
                                    --------         --------
     Ordinary income                $ 19,894         $ 38,864
                                    ========         ========

     As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

     Accumulated net realized loss     $ 20
                                       ====

5. EXPENSES

     The Fund has negotiated an expense offset arrangement with the custodian wherein the Fund receives credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset, if any, and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

                          CAPITAL CASH MANAGEMENT TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED JUNE 30,
                                                                ----------------------------------------------------------------
                                                                  2003          2002          2001          2000          1999
                                                                --------      --------      --------      --------      --------
Net asset value, beginning of period .......................    $1.0000       $1.0000       $1.0000       $1.0000       $1.0000
                                                                --------      --------      --------      --------      --------
Income from investment operations:
   Net investment income ...................................     0.0107        0.0194        0.0540        0.0524        0.0473
                                                                --------      --------      --------      --------      --------
Less distributions:
   Dividends from net investment income ....................    (0.0107)      (0.0194)      (0.0540)      (0.0524)      (0.0473)
                                                                --------      --------      --------      --------      --------
Net asset value, end of period .............................    $1.0000       $1.0000       $1.0000       $1.0000       $1.0000
                                                                ========      ========      ========      ========      ========
Total return ...............................................      1.08%         1.96%         5.54%         5.37%         4.84%
Ratios/supplemental data
   Net assets, end of period (in thousands) ................     $1,764        $1,555        $2,076        $1,699        $1,616
   Ratio of expenses to average net assets .................      0.39%         0.41%         0.40%         0.41%         0.41%
   Ratio of net investment income to average net assets ....      1.03%         1.97%         5.40%         5.24%         4.72%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

   Ratio of expenses to average net assets .................      4.86%         3.47%         3.45%         5.14%         3.51%
   Ratio of net investment income (loss) to
      average net assets ...................................     (3.43%)       (1.09)%        2.35%         0.50%         1.62%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .................      0.36%         0.40%         0.40%         0.40%         0.40%

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                              NUMBER OF
                       POSITIONS                                                              PORTFOLIOS      OTHER DIRECTORSHIPS
                       HELD WITH                                                               IN FUND        HELD BY TRUSTEE
NAME,                  TRUST AND          PRINCIPAL                                            COMPLEX        (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF          OCCUPATION(S)                                        OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)         DURING PAST 5 YEARS                                 BY TRUSTEE      INDICATED OTHERWISE.)
-----------------      ----------         -------------------                                 ----------      ---------------------
INTERESTED TRUSTEES(4)

Lacy B. Herrmann       President and      Founder and Chairman of the Board, Aquila               12          Director or trustee,
New York, NY           Chairman of        Management Corporation, the sponsoring                              OCC Cash Reserves,
(05/12/29)             the Board of       organization and Manager or Administrator and/or                    Inc., OCC
                       Trustees since     Adviser or Sub-Adviser to each fund of the                          Accumulation Trust,
                       1976               Aquila(SM) Group of Funds(5) and Founder, Chairman                  Oppenheimer Quest
                                          of the Board of Trustees and (currently or until                    Value Funds Group,
                                          1998) President of each since its establishment,                    Oppenheimer Small
                                          beginning in 1984; Director of the Distributor                      Cap Value Fund,
                                          since 1981 and formerly Vice President or                           Oppenheimer Midcap
                                          Secretary, 1981-1998; President and a Director,                     Fund, and
                                          STCM Management Company, Inc., sponsor and                          Oppenheimer
                                          investment adviser to Capital Cash Management                       Rochester Group of
                                          Trust since 1973; Trustee Emeritus, Brown                           Funds.
                                          University and active in university, school and
                                          charitable organizations.


Diana P. Herrmann      Trustee since      President and Chief Operating Officer of the             7          None
New York, NY           1997 and           Manager since 1997, a Director since 1984,
(02/25/58)             President since    Secretary since 1986 and previously its Executive
                       2002               Vice President, Senior Vice President or Vice
                                          President, 1986-1997; President, Senior Vice
                                          President or Executive Vice President of funds in
                                          the Aquila(SM) Group of Funds since 1986; Director
                                          of the Distributor since 1997; trustee, Reserve
                                          Money-Market Funds, 1999-2000 and Reserve Private
                                          Equity Series, 1998-2000; active in mutual fund
                                          and trade organizations and in charitable and
                                          volunteer organizations.

Theodore T. Mason      Vice Chairman      Executive Director, East Wind Power Partners LTD         6          Trustee, OCC
New York, NY           and Trustee        since 1994 and Louisiana Power Partners, LLC since                  Accumulation Trust.
(11/24/35)             since 1981         1999; President, Alumni Association of SUNY
                                          Maritime College since 2002 (First Vice President,
                                          2000-2001, Second Vice President, 1998-2000) and
                                          director of the same organization since 1997;
                                          Director, STCM Management Company, Inc., since
                                          1973; twice national officer of Naval Reserve
                                          Association, commanding officer of four naval
                                          reserve units and Captain, USNR (Ret); director,
                                          The Navy League of the United States New York
                                          Council since 2002; trustee, The Maritime Industry
                                          Museum at Fort Schuyler and the Maritime College
                                          at Fort Schuyler Foundation, Inc. since 2000.


NON-INTERESTED TRUSTEES

Paul Y. Clinton        Trustee since      Principal, Clinton Management Associates, a              2          Director or trustee,
Osterville, MA         1979               financial and venture capital consulting firm.                      OCC Cash Reserves,
and Naples, FL                                                                                                Inc., OCC
(02/14/31)                                                                                                    Accumulation Trust,
                                                                                                              Oppenheimer Quest
                                                                                                              Value Funds Group,
                                                                                                              Oppenheimer Small
                                                                                                              Cap Value Fund,
                                                                                                              Oppenheimer Midcap
                                                                                                              Fund, and
                                                                                                              Oppenheimer
                                                                                                              Rochester Group of
                                                                                                              Funds.

Anne J. Mills          Trustee since      President, Loring Consulting Company since 2001;         5          None
Castle Rock, CO        1987               Vice President for Business Affairs, Ottawa
(12/23/38)                                University, 1992-2001; IBM Corporation, 1965-1991;
                                          Budget Review Officer, the American Baptist
                                          Churches/ USA, 1994-1997; director, the American
                                          Baptist Foundation since 1985 and Trustee Emerita,
                                          Brown University.

Cornelius T. Ryan      Trustee since      Founder and General Partner, Oxford Ventures             3          Director of
Westport, CT and       1976               Partners, a group of investment venture capital                     Neuberger & Berman
Sun Valley, ID                            partnerships, since 1981 and Founder and General                    Equity Funds.
(11/14/31)                                Partner, Oxford Bioscience Partners, a group of
                                          venture capital partnerships focused on life
                                          sciences, genomics, healthcare information
                                          technology and medical devices, since 1991.

J. William Weeks       Trustee since      Retired; limited partner and investor in various         3          None
Palm Beach, FL         2001               real estate partnerships since 1988; formerly
(06/22/27)                                Senior Vice President or Vice President of the
                                          Aquila Bond Funds; and Vice President of the
                                          Distributor.

OFFICERS

Charles E. Childs III  Senior Vice        Senior Vice President, corporate development,           N/A         N/A
New York, NY           President since    formerly Vice President, Assistant Vice President
(04/01/57)             1988               and Associate of the Manager/Administrator since
                                          1987; Senior Vice President, Vice President or
                                          Assistant Vice President of the Money-Market Funds
                                          since 1988.

John M. Herndon        Vice President     Assistant Secretary of the Aquila(SM) Group of Funds    N/A         N/A
New York, NY           since 1990 and     since 1995 and Vice President of the four Aquila
(12/17/39)             Assistant          Money-Market Funds since 1990; Vice President of
                       Secretary since    the Manager since 1990.
                       1995

Joseph P. DiMaggio     Chief Financial    Chief Financial Officer of the Aquila(SM) Group of      N/A         N/A
New York, NY           Officer since      Funds since 2003 and Treasurer since 2000;
(11/06/56)             2003 and           Controller, Van Eck Global Funds, 1993-2000.
                       Treasurer since
                       2000

Edward M. W. Hines     Secretary since    Partner, Hollyer Brady Smith & Hines LLP, legal         N/A         N/A
New York, NY           1982               counsel to the Trust, since 1989; Secretary of the
(12/16/39)                                Aquila(SM) Group of Funds.

Robert W. Anderson     Assistant          Compliance Officer of the Manager since 1998 and        N/A         N/A
New York, NY           Secretary since    Assistant Secretary of the Aquila(SM) Group of Funds
(08/23/40)             2000               since 2000; trustee, Alpha Strategies Fund since
                                          July, 2002; Consultant, The Wadsworth Group,
                                          1995-1998.

Lori A. Vindigni       Assistant          Assistant Treasurer of the Aquila(SM) Group of Funds    N/A         N/A
New York, NY           Treasurer since    since 2000; Assistant Vice President of the
(11/02/66)             2000               Manager since 1998; Fund Accountant for the
                                          Aquila(SM) Group of Funds, 1995-1998.

----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Capital Cash Management Trust, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann and Ms. Herrmann are interested persons of the Trust, as that term is defined in the 1940 Act, as officers of the Trust; in addition Mr. Herrmann is an officer, director and shareholder of the Adviser and of the Distributor and each is an interested person as a member of the immediate family of the other. Mr. Mason is an interested person as an officer of the Trust and as a Director and a shareholder (through ownership by his wife) of the Adviser.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Capital Cash Management Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; and Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 12 funds are called the "Aquila(SM) Group of Funds."

ADMINISTRATOR
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT ADVISER
   STCM MANAGEMENT COMPANY, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRUSTEES
   Lacy B. Herrmann, Chairman
   Theodore T. Mason, Vice Chairman
   Paul Y. Clinton
   Diana P. Herrmann
   Anne J. Mills
   Cornelius T. Ryan
   J. William Weeks

OFFICERS
   Diana P. Herrmann, President
   Charles E. Childs, III, Senior Vice President &
      Portfolio Manager
   John M. Herndon, Vice President & Assistant Secretary
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC Inc.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



ANNUAL
REPORT
JUNE 30, 2003

                          A CASH MANAGEMENT INVESTMENT

                                  CAPITAL CASH
                                MANAGEMENT TRUST

[Logo of Capital Cash Management Trust: a triangle with a wave pattern in the left half and a grain of wheat in the right half. Beneath this triangle are the words STABILITY * LIQUIDITY * YIELD]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS

						ANNUAL
						REPORT



						June 30, 2003




                CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST

PRIVACY NOTICE (unaudited)


Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila SM Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

Information We Collect.  "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or
 as authorized by you.  We   also may disclose this information to
another fund of the Aquilasm Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquilasm Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

How We Safeguard Your Information. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it.
We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Independent Auditors' Report
The Board of Trustees and Shareholder of
Capital Cash U.S. Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Capital Cash U.S. Government Securities Trust ("the Fund", one of the portfolios constituting the Capital Cash Management Trust), as of June
30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended and for the period March 16, 2000 (commencement of operations) through June 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Cash U.S. Government Securities Trust of the Capital Cash Management Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended and for the period March 16, 2000 (commencement of operations) through June 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/  KPMG LLP
--------------

New York, New York
August 8, 2003

CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003


ASSETS:
Cash 										 $ 11,695
Due from Administrator for reimbursement of expenses            1,243
Total Assets 							  	   12,938

LIABILITIES:
Distribution fees payable 				                  408
 Accrued expenses   			                 	         11,518
Total Liabilities 							   11,926
NET ASSETS									 $  1,012


NET ASSETS CONSIST OF:
Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share					  $    10
Additional paid-in capital      					    1,752
Accumulated net realized loss on investments 			     (750)
                                                               $1,012

SHARES OF BENEFICIAL INTEREST:

Service Shares Class:

Net Assets                                               $1,012
Shares outstanding                                        1,012
Net asset value per share                                  1.00



See accompanying notes to financial statements.

CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2003



INVESTMENT INCOME:

   Interest income 						    $   819


EXPENSES:
   Investment Adviser fees (note 3)       			   98
   Administrator fees (note 3)     					   73
   Auditing fees                   					8,999
   Trustees' fees and expenses 					5,469
   Professional services						1,692
   Transfer and shareholder servicing agent fees 		1,209
   Registration fees							  445
   Custodian fees        						  293
   Shareholders' reports    						  289
   Legal fees     							  196
   Distribution fees (note 3)   			 	        124
   Miscellaneous  						        839
   Total expenses                                          19,726

   Investment Advisory fees waived (note 3) 		        (98)
   Administration fees waived (note 3) 			        (73)
   Reimbursement of expenses by Administrator (note 3)    (19,264)
   Expenses paid indirectly (note 5)                       	 (167)
   Net expenses 							        124

  Net investment income 			        	        695

  Net increase in net assets resulting from operations       $695



See accompanying notes to financial statements.

CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS



					Year Ended				Year Ended
					June 30, 2003			June 30, 2002
					-------------			-------------

INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:


Net investment income			$695				$88,173
Net realized loss from
securities transactions			-				(91)

Change in net assets
resulting from operations		695				88,082

DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME		(695)				(88,173)
CAPITAL SHARE TRANSACTIONS


Proceeds from shares sold:
  Service Shares 				221				2,116,752

Reinvested dividends and
distributions:
  Service Shares				596				88,028

Cost of shares redeemed:
  Service Shares				(116,172)			(6,440,623)

Change in net assets from
capital share transactions		(115,355)			(4,235,843)

Total change in net assets		(115,355)			(4,235,934)

NET ASSETS:

Beginning of period			116,367			4,352,301

End of period				$ 1,012			  116,367



See accompanying notes to financial statements.

CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

The Trust consists of the following two investment portfolios:
Capital Cash Management Trust (a diversified portfolio which commenced operations on July 8, 1974), and Capital Cash U.S. Government Securities Trust (the "Fund", a diversified portfolio which commenced operations on March 16, 2000). The financial statements included herein are solely those of the Fund. The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares: the Original Shares Class and the Service Shares Class. The two classes are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan. The Fund ceased operations on December 10, 2002 inasmuch as all shares outstanding, except for 1,012 shares owned by Aquila Management Corporation, had been redeemed by shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: The Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates
market.   Under this method, a portfolio security is valued at cost
adjusted for amortization of premiums and accretion of discounts.
Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES   TRANSACTIONS   AND   RELATED   INVESTMENT   INCOME:
Securities transactions are recorded on the trade date.  Realized gains and losses from securities transactions are reported on the identified cost
basis.  Interest income is recorded   daily on the accrual basis and is
adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

b) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies.
The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.


d) REPURCHASE AGREEMENTS:  It is each Fund's policy to monitor
closely  the creditworthiness   of all firms with which it enters
into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the loan(repurchase agreements being defined as "loans" in the 1940 Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during
the reporting period.   Actual results could differ from those
estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

STCM Management Company, Inc. (the "Adviser") is the Investment
Adviser to the Trust. In this role, under Advisory Agreements, the Adviser supervises the Fund's investments and provides various services for which it receives a fee from the Fund which is payable monthly and computed at the annual rate of 0.20% of each Fund's average daily net assets. The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Trust other than those relating to the investment portfolio. The Administrator receives a fee from the Fund for such services which is payable monthly and computed at the annual rate of 0.15% of the Fund's average daily net assets. Details regarding the services provided by the Adviser and the Administrator are provided in the Trust's Prospectus and Statement of Additional Information.

For the year ended June 30, 2003 the Fund incurred fees under the Advisory Agreement and Administration Agreement of $98 and $73, respectively, of which amounts the Adviser and Administrator waived
 $98 and  $73, respectively.   Additionally, the Administrator
voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $19,264. For the year ended June 30, 2003, the expense reimbursements/waivers amounted to $19,435. Of the expense reimbursements, $18,021 was paid prior to June 30, 2003 and the balance was paid in early July 2003.


b) DISTRIBUTION AND SERVICE FEES:

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Fund's Service Shares or in the servicing of Service Share accounts. The total payments under this part of the Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan, including parts that authorize certain payments not by the fund are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

Under a Distribution Agreement, Aquila Distributors, Inc.
(the "Distributor") serves as the exclusive distributor of the Fund's shares. No compensation or fees are paid to the Distributor for such share distribution.

c) OTHER RELATED PARTY TRANSACTIONS:

For the year ended June 30, 2003, all of the Fund's legal fees were paid to Hollyer Brady Smith & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4. DISTRIBUTIONS

The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. The tax character of distributions during the fiscal years June 30, 2003 and 2002 is as follows:

				Year Ended June 30,
2003 2002
----		----

	Ordinary Income	$695		$177,004


At June 30, 2002, the Fund had a capital loss carryover of $751, of which $657 expires in the year ending June 30, 2009, $3 expires in the year ending June 30, 2010 and $91 expires in the year ended June 30, 2011. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.


5. EXPENSES

The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances.
The Statement of Operations reflects the total expenses before any offset, the amount of offset, if any, and the net expenses. It is the general
intention of the Fund to invest, to the extent   practicable, some or
all of cash balances in income-producing assets rather than leave cash on deposit.

CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


							Year Ended June 30,
							-------------------
Period
Ended(1)				2003		2002		2001		6/30/03
------				----		----		----		-------
Net asset value,
beginning of period 		$1.0000 	$1.0000	$1.0000 	$1.0000

Income from investment
operations:

  Net investment income		0.0062	0.0196	0.0516	0.0161

Less distributions:
  Dividends from net
  Investment income		(.0062)	(0.0196) 	(0.0516)	(0.0161)

Net asset value,
end of period			$1.0000	$1.0000	$1.0000	$1.0000

Total return 			0.62%		1.98%		5.28%		1.62%+
Ratios/supplemental data

Net assets, end of
period (in thousands)		$1		$116		$4,352	$1,688

Ratio of expenses
to average net assets 		0.60%		0.31%		0.59%		0.68%*

Ratio of net investment
income to average
net assets				1.09%		2.08% 	4.70% 	5.30%*


The expense and net investment income ratios without the effect of the
 Adviser's   and Administrator's voluntary waiver of fees and the
Administrator's expense   reimbursement were:

Ratio of expenses
to average net assets 		40.22% 	1.96% 	1.86%		1.24%*

Ratio of net investment
income (loss) to
average net assets 		(38.53)%	0.44% 	3.43% 	4.73%*


The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:


Ratio of expenses
to average net assets 		0.26% 	0.28% 	0.44%		0.65%*

(1)For the period March 16, 2000 (commencement of operations) through June 30, 2000.

+  Not annualized.
*  Annualized.
See accompanying notes to financial statements.

Additional Information (unaudited)

Trustees(1)
and Officers

                                                                       Number of
                         Positions Held                                Portfolios       Other Directorships
                         with                                          in Fund          Held by Trustee
                         Trust and                                     Complex          (The position held is
Name, Address(2)         Length of        Principal Occupation(s)      Overseen         a directorship unless
and Date of Birth        Service(3)       During Past 5 Years          by Trustee       indicated otherwise.)

Interested
Trustees(4)
------------

Lacy B. Herrmann         President and    Founder and Chairman of the        12      Director or trustee, OCC Cash
New York, NY             Chairman of      Board, Aquila Management                   Reserves, Inc., OCC
(05/12/29)               the Board of     Corporation, the sponsoring                Accumulation Trust, Oppenheimer
                         Trustees since   organization and Manager or                Quest Value Funds Group,
                         1976             Administrator and/or Adviser or            Oppenheimer Small Cap Value
                                          Sub-Adviser to each fund of the            Fund, Oppenheimer Midcap Fund,
                                          Aquilasm Group of Funds(5) and             and Oppenheimer Rochester Group
                                          Founder, Chairman of the Board             of Funds.
                                          of Trustees and (currently or
                                          until 1998) President of each
                                          since its establishment,
                                          beginning in 1984; Director of
                                          the Distributor since 1981 and
                                          formerly Vice President or
                                          Secretary, 1981-1998; President
                                          and a Director, STCM Management
                                          Company, Inc., sponsor and
                                          investment adviser to Capital
                                          Cash Management Trust since
                                          1973; Trustee Emeritus,  Brown
                                          University and active in
                                          university, school and
                                          charitable organizations.

Diana P. Herrmann        Trustee since    President and Chief Operating      7                      None
New York, NY             1997 and         Officer of the Manager since
(02/25/58)               President        1997, a Director since 1984,
                         since 2002       Secretary since 1986 and
                                          previously its Executive Vice
                                          President, Senior Vice President
                                          or Vice President, 1986-1997;
                                          President, Senior Vice President
                                          or Executive Vice President of
                                          funds in the Aquilasm Group of
                                          Funds since 1986; Director of
                                          the Distributor since 1997;
                                          trustee, Reserve Money-Market
                                          Funds, 1999-2000 and Reserve
                                          Private Equity Series,
                                          1998-2000; active in mutual fund
                                          and trade organizations and in
                                          charitable and volunteer
                                          organizations.

Theodore T. Mason        Vice Chairman    Executive Director, East Wind      6       Trustee, OCC Accumulation
New York, NY             and Trustee      Power Partners LTD since 1994              Trust.
(11/24/35)               since 1981       and Louisiana Power Partners,
                                          LLC since 1999; President,
                                          Alumni Association of SUNY
                                          Maritime College since 2002
                                          (First Vice President,
                                          2000-2001, Second Vice
                                          President, 1998-2000) and
                                          director of the same
                                          organization since 1997;
                                          Director, STCM Management
                                          Company, Inc., since 1973; twice
                                          national officer of Naval
                                          Reserve Association, commanding
                                          officer of four naval reserve
                                          units and Captain, USNR (Ret);
                                          director, The Navy League of the
                                          United States New York Council
                                          since 2002; trustee, The
                                          Maritime Industry Museum at Fort
                                          Schuyler and the Maritime
                                          College at Fort Schuyler
                                          Foundation, Inc. since 2000.


Non-interested
Trustees
--------------

Paul Y. Clinton          Trustee          Principal, Clinton Management      2       Director or trustee, OCC
Osterville, MA           since 1979       Associates, a financial and                Cash Reserves, Inc., OCC
and Naples, FL                            venture capital consulting firm.           Accumulation Trust,
(02/14/31)                                                                           Oppenheimer Quest Value
                                                                                     Funds Group, Oppenheimer
                                                                                     Small Cap Value Fund,
                                                                                     Oppenheimer Midcap Fund, and
                                                                                     Oppenheimer Rochester Group
                                                                                     of Funds.

Anne J. Mills            Trustee          President, Loring Consulting       5                   None
Castle Rock, CO          since 1987       Company since 2001; Vice
(12/23/38)                                President for Business Affairs,
                                          Ottawa University, 1992-2001;
                                          IBM Corporation, 1965-1991;
                                          Budget Review Officer, the
                                          American Baptist Churches/USA,
                                          1994-1997; director, the
                                          American Baptist Foundation
                                          since 1985 and Trustee Emerita,
                                          Brown University.

Cornelius T. Ryan        Trustee          Founder and General Partner,       3       Director of Neuberger &
Westport, CT and         since 1976       Oxford Ventures Partners, a                Berman Equity Funds.
Sun Valley, ID                            group of investment venture
(11/14/31)                                capital partnerships, since 1981
                                          and Founder and General Partner,
                                          Oxford Bioscience Partners, a
                                          group of venture capital
                                          partnerships focused on life
                                          sciences, genomics, healthcare
                                          information technology and
                                          medical devices, since 1991.

J. William Weeks         Trustee          Retired; limited partner and       3                   None
Palm Beach, FL           since 2001       investor in various real estate
(06/22/27)                                partnerships since 1988;
                                          formerly Senior Vice President
                                          or Vice President of the Aquila
                                          Bond Funds; and Vice President
                                          of the Distributor.

Officers
--------

Charles E.               Senior Vice      Senior Vice President, corporate   N/A                  N/A
Childs III               President        development, formerly Vice
New York, NY             since 1988       President, Assistant Vice
(04/01/57)                                President and Associate of the
                                          Manager/Administrator since
                                          1987; Senior Vice President,
                                          Vice President or Assistant Vice
                                          President of the Money-Market
                                          Funds since 1988.
John M. Herndon          Vice President   Assistant Secretary of the         N/A                  N/A
New York, NY (12/17/39)  since 1990 and   Aquilasm Group of Funds since
                         Assistant        1995 and Vice President of the
                         Secretary        four Aquila Money-Market Funds
                         since 1995       since 1990; Vice President of
                                          the Manager since 1990.

Joseph P. DiMaggio       Chief            Chief Financial Officer of the     N/A                  N/A
New York, NY             Financial        Aquilasm Group of Funds since
(11/06/56)               Officer since    2003 and Treasurer since 2000;
                         2003 and         Controller, Van Eck Global
                         Treasurer        Funds, 1993-2000.
                         since 2000

Edward M. W. Hines       Secretary        Partner, Hollyer Brady Smith &     N/A                  N/A
New York, NY             since 1982       Hines LLP, legal counsel to the
(12/16/39)                                Trust, since 1989; Secretary of
                                          the Aquilasm Group of Funds.

Robert W. Anderson       Assistant        Compliance Officer of the          N/A                  N/A
New York, NY (08/23/40)  Secretary        Manager since 1998 and Assistant
                         since 2000       Secretary of the Aquilasm Group
                                          of Funds since 2000; trustee,
                                          Alpha Strategies Fund since
                                          July, 2002; Consultant, The
                                          Wadsworth Group, 1995-1998.

Lori A. Vindigni        Assistant         Assistant Treasurer of the         N/A                  N/A
New York, NY            Treasurer since   Aquilasm Group of Funds since
(11/02/66)              2000              2000; Assistant Vice President
                                          of the Manager since 1998; Fund
                                          Accountant for the Aquilasm
                                          Group of Funds, 1995-1998.



(1)The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Capital Cash Management Trust, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann and Ms. Herrmann are interested persons of the Trust, as that term is defined in the 1940 Act, as officers of the Trust; in addition Mr. Herrmann is an officer, director and shareholder of the Adviser and of the Distributor and each is an interested person as a member of the immediate family of the other. Mr. Mason is an interested person as an officer of the Trust and as a Director and a shareholder (through ownership by his wife) of the Adviser.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Capital Cash Management Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; and Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 12 funds are called the "Aquilasm Group of Funds."





ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT 	INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CAPITAL CASH MANAGEMENT TRUST

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
September 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
President
September 8, 2003


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
September 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
September 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
September 8, 2003

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
September 8, 2003



CAPITAL CASH MANAGEMENT TRUST

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.